Corporate Information (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 23, 2024
Corporate Information [Line Items]
Common shares issued	55,147
Percentage of common shares			56.50%
Waterous Energy Fund [Member]
Corporate Information [Line Items]
Percentage of common shares owned	72.00%
Warrants [Member]
Corporate Information [Line Items]
Common shares issued		2,654,179
Common Shares [Member]
Corporate Information [Line Items]
Common shares issued		39,300,278